Total
Investor Shares for Annuity | Vanguard GNMA Fund
Fund Summary
Investment Objective
The Fund seeks to provide a moderate level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	Investor Shares for Annuity Vanguard GNMA Fund Investor Shares
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Investor Shares for Annuity Vanguard GNMA Fund Investor Shares
Management Fees	0.20%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.21%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Investor Shares for Annuity | Vanguard GNMA Fund | Investor Shares | USD ($)	22	68	118	268

This example does not include fees associated with the income annuity program through which you invest. Detailed information about the annuity program fees is presented in the "Fee Table" section of the accompanying prospectus of the insurance company that offers your annuity program.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 616% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its assets in Government National Mortgage Association (GNMA) pass-through certificates, which are fixed income securities representing part ownership in a pool of mortgage loans supported by the full faith and credit of the U.S. government. The balance of the Fund's assets may be invested in other types of securities, such as U.S. Treasury or other U.S. government agency securities, including pass-through certificates, as well as in repurchase agreements collateralized by such securities. Securities issued by most U.S. government agencies, other than the U.S. Treasury and GNMA, are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. The Fund's dollar-weighted average maturity depends on homeowner prepayments of the underlying mortgages. Although the Fund does not observe specific maturity guidelines, its dollar-weighted average maturity will normally fall within an intermediate-term range (3 to 10 years).

Principal Risks

An investment in the Fund could lose money over short or long periods of time. You should expect the Fund's share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund's performance, and the level of risk may vary based on market performance:

  Prepayment risk, which is the chance that during periods of falling interest rates, homeowners will refinance their mortgages before their maturity dates, resulting in prepayment of mortgage-backed securities held by the Fund. The Fund would then lose any price appreciation above the mortgage's principal and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Such prepayments and subsequent reinvestments would also increase the Fund's portfolio turnover rate. Prepayment risk is high for the Fund.
  Extension risk, which is the chance that during periods of rising interest rates, homeowners will repay their mortgages at slower rates. This will lengthen the duration or average life of mortgage-backed securities held by the Fund and delay the Fund's ability to reinvest proceeds at higher interest rates. Extension risk is high for the Fund.
  Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate accordingly.
  Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. In addition, when interest rates decline, GNMA prices typically do not rise as much as the prices of comparable bonds. This is because the market tends to discount GNMA prices for prepayment risk when interest rates decline. Interest rate risk should be moderate for the Fund.
  Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Derivatives risk. The Fund may invest in derivatives, which may involve risks different from, and possibly greater than, those of investments directly in the underlying securities or assets.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. The bar chart and table do not reflect additional fees and expenses that are deducted by the income annuity program through which you invest. If such fees and expenses were included in the calculation of the Fund's returns, the returns would be lower. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard GNMA Fund Investor Shares1

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	3.43%	June 30, 2010
Lowest	-2.79%	June 30, 2013

Average Annual Total Returns for Periods Ended December 31, 2019
Average Annual Total Returns - Investor Shares for Annuity - Vanguard GNMA Fund	1 Year	5 Years	10 Years
Investor Shares	5.83%	2.33%	3.27%
Bloomberg Barclays U.S. GNMA Bond Index (reflects no deduction for fees or expenses)	5.85%	2.32%	3.21%